Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738